THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 77.1%

	Face Amount	Value
Communication Services — 2.8%
Beasley Mezzanine Holdings
Callable 08/02/2025 @ $100
9.200%, 08/01/2028(A)	$1,027,000	$179,725
Dotdash Meredith
Callable 06/15/2028 @ $104
7.625%, 06/15/2032(A)	1,825,000	1,769,703
Spanish Broadcasting System
Callable 07/13/2025 @ $102
9.750%, 03/01/2026(A)	1,113,000	734,580
Urban One
Callable 08/02/2025 @ $102
7.375%, 02/01/2028(A)	2,183,000	1,222,881
		3,906,889
Consumer Discretionary — 9.4%
Cruise Yacht Upper HoldCo
Callable 07/05/2026 @ $106
11.875%, 07/05/2028	1,200,000	993,244
Garda World Security
Callable 11/15/2027 @ $104
8.375%, 11/15/2032(A)	1,385,000	1,422,684
Jacobs Entertainment
Callable 08/02/2025 @ $103
6.750%, 02/15/2029(A)	1,800,000	1,732,500
Callable 08/02/2025 @ $103
6.750%, 02/15/2029(A)	711,000	681,110
NES Fircroft Bondco
Callable 09/30/2026 @ $104
8.000%, 09/30/2029(A)	2,000,000	2,002,500
Park River Holdings
Callable 08/02/2025 @ $102
6.750%, 08/01/2029(A)	2,406,000	1,962,196
Scientific Games Holdings
Callable 08/02/2025 @ $103
6.625%, 03/01/2030(A)	1,250,000	1,204,573
SP Cruises Intermediate
Callable 09/14/2027 @ $106
11.500%, 03/14/2030(A)	1,500,000	1,378,133
SWF Holdings I
Callable 08/02/2025 @ $103
6.500%, 10/01/2029(A)	670,000	256,275

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Velocity Vehicle Group
Callable 06/01/2026 @ $104
8.000%, 06/01/2029(A)	$226,000	$225,817
Voyager Parent
Callable 07/01/2028 @ $105
9.250%, 07/01/2032(A)	1,340,000	1,394,172
		13,253,204
Energy — 21.4%
Archer Norge
Callable 08/25/2027 @ $105
9.500%, 02/25/2030	1,250,000	1,288,612
Borr IHC
Callable 11/15/2025 @ $105
10.000%, 11/15/2028(A)	1,990,937	1,818,307
Constellation Oil Services Holding
Callable 11/07/2026 @ $105
9.375%, 11/07/2029(A)	1,430,000	1,455,025
Ferrellgas Escrow
Callable 08/02/2025 @ $101
5.875%, 04/01/2029(A)	2,325,000	2,151,019
Genesis Energy
Callable 05/15/2028 @ $104
8.000%, 05/15/2033	1,268,000	1,325,722
Global Partners
Callable 07/01/2028 @ $104
7.125%, 07/01/2033(A)	550,000	557,708
Greenfire Resources
Callable 10/01/2025 @ $106
12.000%, 10/01/2028(A)	1,881,000	1,979,826
ITT Holdings
Callable 08/02/2025 @ $102
6.500%, 08/01/2029(A)	2,200,000	2,092,092
Nabors Industries
Callable 08/15/2027 @ $104
8.875%, 08/15/2031(A)	2,504,000	1,859,991
NGL Energy Operating
Callable 02/15/2027 @ $104
8.375%, 02/15/2032(A)	1,987,000	1,992,967
Callable 02/15/2026 @ $104
8.125%, 02/15/2029(A)	140,000	141,442
Odfjell Rig III
Callable 11/30/2025 @ $105
9.250%, 05/31/2028	1,097,367	1,122,587

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Paratus Energy Services
Callable 12/27/2026 @ $105
9.500%, 06/27/2029	$2,000,000	$1,965,000
Shelf Drilling Holdings
Callable 10/15/2025 @ $105
9.625%, 04/15/2029(A)	2,473,000	1,981,323
Star Holding
Callable 08/01/2027 @ $104
8.750%, 08/01/2031(A)	988,000	931,058
Summit Midstream Holdings
Callable 07/31/2026 @ $104
8.625%, 10/31/2029(A)	1,360,000	1,391,329
Tenneco
Callable 08/02/2025 @ $104
8.000%, 11/17/2028(A)	2,174,000	2,149,863
TransMontaigne Partners
Callable 03/15/2027 @ $104
8.500%, 06/15/2030(A)	1,055,000	1,097,511
Venture Global LNG
Callable 06/01/2026 @ $104
8.375%, 06/01/2031(A)	1,900,000	1,973,408
Welltec International APS
Callable 07/13/2025 @ $102
8.250%, 10/15/2026(A)	691,000	687,603
		29,962,393
Financials — 5.9%
Burford Capital Global Finance
Callable 08/02/2025 @ $103
6.875%, 04/15/2030(A)	1,650,000	1,648,269
Midcap Financial Issuer Trust
Callable 07/18/2025 @ $102
6.500%, 05/01/2028(A)	1,833,000	1,815,676
Phoenix Aviation Capital
Callable 07/15/2027 @ $105
9.250%, 07/15/2030(A)	1,195,000	1,237,706
TrueNoord Capital DAC
Callable 03/01/2027 @ $104
8.750%, 03/01/2030(A)	1,255,000	1,303,146
VistaJet Malta Finance
Callable 08/02/2025 @ $103
6.375%, 02/01/2030(A)	2,361,000	2,213,390
		8,218,187

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 19.2%
Airswift Global
Callable 08/28/2026 @ $105
10.000%, 02/28/2029(A)	$2,000,000	$2,021,054
Alta Equipment Group
Callable 06/01/2026 @ $105
9.000%, 06/01/2029(A)	1,847,000	1,722,372
Brand Industrial Services
Callable 08/01/2026 @ $105
10.375%, 08/01/2030(A)	1,970,000	1,817,594
Brightline East
Callable 05/09/2027 @ $106
11.000%, 01/31/2030(A)	2,247,000	1,662,780
Cimpress
Callable 09/15/2027 @ $104
7.375%, 09/15/2032(A)	1,975,000	1,885,142
Deluxe
Callable 08/02/2025 @ $103
8.000%, 06/01/2029(A)	1,950,000	1,879,974
Efesto Bidco S.p.A Efesto US
Callable 02/15/2028 @ $104
7.500%, 02/15/2032(A)	1,239,000	1,254,495
Innovate
Callable 07/13/2025 @ $100
8.500%, 02/01/2026(A)	1,454,000	1,294,147
JELD-WEN
Callable 08/02/2025 @ $101
4.875%, 12/15/2027(A)	845,000	783,383
Navios South American Logistics
8.875%, 07/14/2030	1,000,000	1,000,000
New Flyer Holdings
Callable 07/01/2027 @ $105
9.250%, 07/01/2030(A)	190,000	200,458
OneSky Flight
Callable 12/15/2026 @ $104
8.875%, 12/15/2029(A)	1,785,000	1,858,615
Oscar AcquisitionCo
Callable 08/02/2025 @ $105
9.500%, 04/15/2030(A)	1,361,000	1,108,211
Park-Ohio Industries
Callable 08/02/2025 @ $100
6.625%, 04/15/2027	1,975,000	1,928,859

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Railworks Holdings
Callable 08/02/2025 @ $104
8.250%, 11/15/2028(A)	$1,899,000	$1,941,727
Rand Parent
Callable 02/15/2026 @ $104
8.500%, 02/15/2030(A)	2,025,000	2,033,424
Specialty Building Products Holdings
Callable 10/15/2026 @ $104
7.750%, 10/15/2029(A)	795,000	781,287
Wilsonart
Callable 08/15/2027 @ $106
11.000%, 08/15/2032(A)	1,670,000	1,517,238
		26,690,760
Information Technology — 4.1%
Consensus Cloud Solutions
Callable 10/15/2026 @ $102
6.500%, 10/15/2028(A)	1,791,000	1,781,877
ION Trading Technologies S.A.R.L.
Callable 05/30/2026 @ $105
9.500%, 05/30/2029(A)	1,800,000	1,848,602
Virtusa
Callable 08/02/2025 @ $102
7.125%, 12/15/2028(A)	2,150,000	2,049,172
Xerox Holdings
Callable 11/30/2026 @ $104
8.875%, 11/30/2029(A)	140,000	105,701
		5,785,352
Materials — 14.3%
Calderys Financing II
Callable 08/02/2025 @ $104
11.750%, 06/01/2028(A)	1,592,000	1,652,541
Cascades
Callable 07/15/2027 @ $103
6.750%, 07/15/2030(A)	345,000	346,694
Cerdia Finanz GmbH
Callable 10/15/2027 @ $105
9.375%, 10/03/2031(A)	1,650,000	1,710,176
Consolidated Energy Finance
Callable 02/15/2027 @ $106
12.000%, 02/15/2031(A)	606,000	594,387
Callable 08/02/2025 @ $103
5.625%, 10/15/2028(A)	1,456,000	1,248,183

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Conuma Resources
Callable 05/01/2026 @ $110
13.125%, 05/01/2028(A)	$1,684,000	$1,675,580
JW Aluminum Continuous Cast
Callable 04/01/2027 @ $105
10.250%, 04/01/2030(A)	1,865,000	1,883,725
LABL
Callable 10/01/2027 @ $104
8.625%, 10/01/2031(A)	1,877,000	1,605,526
Magnera
Callable 11/15/2027 @ $104
7.250%, 11/15/2031(A)	1,125,000	1,060,762
Mativ Holdings
Callable 10/01/2026 @ $104
8.000%, 10/01/2029(A)	2,000,000	1,812,153
Mercer International
Callable 10/01/2025 @ $106
12.875%, 10/01/2028(A)	1,895,000	1,922,030
Rain Carbon
Callable 03/01/2026 @ $106
12.250%, 09/01/2029(A)	2,055,000	2,203,887
TMS International
Callable 07/13/2025 @ $102
6.250%, 04/15/2029(A)	2,259,000	2,147,897
		19,863,541
TOTAL CORPORATE OBLIGATIONS
(Cost $112,164,544)		107,680,326

LOAN OBLIGATIONS — 18.7%

Communication Services — 1.9%
DIRECTV Financing, LLC, 2024 Term Loan
9.791%, CME Term SOFR + 5.250%, 08/02/2029	241,443	239,137
Research Now Group, LLC, Second Out Term Loan
10.086%, CME Term SOFR + 5.500%, 10/15/2028	724,578	637,324
Townsquare Media, Inc., Initial Term Loan
9.324%, CME Term SOFR + 5.000%, 02/06/2030	1,937,813	1,724,653
		2,601,114

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — 3.1%
Century Casino, Term Loan, 1st Lien
10.411%, CME Term SOFR + 6.000%, 03/23/2029	$2,193,606	$1,928,180
Kelso Industries, LLC, Delayed Draw Term Loan
5.750%, CME Term SOFR + 5.750%, 12/26/2029	152,950	—
Kelso Industries, LLC, Initial Term Loan
10.077%, CME Term SOFR + 5.750%, 12/26/2029	103,500	103,500
Kelso Industries, LLC, Term Loan
10.077%, CME Term SOFR + 5.750%, 12/26/2029	773,368	773,368
River Rock Entertainment Authority, Term Loan, 1st Lien
0.000%, 06/25/2031 (B)	1,640,000	1,590,800
		4,395,848
Energy — 1.0%
Natgasoline, LLC
9.827%, CME Term SOFR + 5.500%, 03/24/2030	1,361,438	1,349,525

Financials — 1.4%
HP PHRG Borrower, LLC, Closing Date Term Loan
8.333%, CME Term SOFR + 4.000%, 02/13/2032	1,320,000	1,311,750
RLG Holdings, Term Loan, 2nd Lien
11.941%, CME Term SOFR + 7.500%, 07/02/2029	996,000	641,802
		1,953,552
Industrials — 5.6%
Aramsco, Inc., Initial Delayed Draw Term Loan
9.048%, CME Term SOFR + 4.750%, 10/10/2030	51,071	41,112
Aramsco, Inc., Initial Term Loan
9.046%, CME Term SOFR + 4.750%, 10/10/2030	493,042	396,899

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
11.307%, CME Term SOFR + 6.750%, 03/30/2029	$380,000	$379,050
Form Technologies, LLC, Term Loan
10.020%, CME Term SOFR + 5.750%, 05/30/2030	1,310,000	1,236,312
HDI Aerospace Intermediate Holding III Corp., Term Loan B
8.730%, CME Term SOFR + 4.500%, 09/19/2031	1,413,000	1,413,000
Kodiak BP, LLC, Term Loan B
8.035%, CME Term SOFR + 3.750%, 12/04/2031	228,850	220,172
Michael Baker International, LLC, Term B-1 Loan
8.280%, CME Term SOFR + 4.000%, 12/01/2028	742,519	745,303
One Stop Mailing, LLC, Term Loan, 1st Lien
10.691%, CME Term SOFR + 6.250%, 05/07/2027	945,428	945,792
Titan Purchaser, Inc., Term Loan B
10.296%, CME Term SOFR + 6.000%, 01/31/2030	1,083,615	1,083,615
Trulite Holding Corp., Term Loan
10.288%, CME Term SOFR + 6.000%, 02/22/2030	1,378,357	1,330,115
		7,791,370
Information Technology — 1.0%
Emerald EMS, Term Loan, 1st Lien
10.733%, CME Term SOFR + 6.250%, 12/29/2027	597,188	412,060
Venga Finance, LLC, 2025 Incremental Dollar Term Loan
8.344%, CME Term SOFR + 3.750%, 06/28/2029	1,054,206	1,053,552
		1,465,612

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Materials — 1.1%
Opta Inc., 2024 Incremental Delayed Term Loan
11.291%, CME Term SOFR + 6.750%, 11/09/2028	$435,708	$424,815
Opta Inc., Delayed Draw Term Loan
11.331%, CME Term SOFR + 6.750%, 11/09/2028	155,160	151,281
11.291%, CME Term SOFR + 6.750%, 11/08/2028	136,447	133,036
Opta Inc., Term Loan, 1st Lien
11.312%, CME Term SOFR + 6.750%, 11/09/2028	871,725	849,932
		1,559,064
Utilities — 3.6%
Goodnight Water Solutions Holdings, LLC, Term Loan B
8.827%, CME Term SOFR + 4.500%, 06/04/2029	1,422,220	1,422,220
MH Sub 1, LLC, 2023 May Incremental Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 05/03/2028	1,297,497	1,216,001
MH Sub I, LLC, 2024 December New Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 12/31/2031	878,161	761,076
WaterBridge Midstream Operating, LLC, Term Loan B
9.314%, CME Term SOFR + 4.750%, 06/27/2029	1,652,513	1,641,589
		5,040,886
TOTAL LOAN OBLIGATIONS
(Cost $27,377,596)		26,156,971

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

MUNICIPAL BOND — 1.1%

	Face Amount	Value
California Infrastructure & Economic Development Bank, Sub-Ser B,
Callable 01/01/2029 @ $105
9.500%, 01/01/2065 (A)	$1,550,000	$1,468,785

TOTAL MUNICIPAL BOND
(Cost $1,516,893)		1,468,785

COMMON STOCK — 0.4%

	Shares
Communication Services — 0.1%
Beasley Broadcast Group, Inc., Class A *(C)(D)	1,042	3,720
New Insights Holdings *(C)(D)	10,040	203,310
		207,030
Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(C)(D)	90,461	905
PSS Industrial Offering, Class A *(C)(D)	1,353	91,852
PSS Industrial Offering, Class B *(C)(D)	351	23,856
		116,613
Energy — 0.2%
Greenfire Resources *	56,516	252,061

Industrials — 0.0%
Altera Infrastructure (C)(D)	2,800	28,000

Information Technology — 0.0%
PVKG Investment Holdings *(C)(D)	445	1,780

TOTAL COMMON STOCK
(Cost $2,331,677)		605,484

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(C)(D)	22,590	226
TOTAL PREFERRED STOCK
(Cost $30,496)		226
TOTAL INVESTMENTS — 97.3%
(Cost $143,421,206)		$135,911,792

Percentages are based on Net Assets of $139,742,761.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE OPPORTUNISTIC HIGH YIELD FUND
JUNE 30, 2025 (Unaudited)

*	Non-income producing security.
#	There is currently no interest rate available.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of June 30, 2025 was $99,525,087 and represents 71.2% of Net Assets.
(B)	Unsettled Bank Loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered restricted. The total market value of such securities as of June 30, 2025 was $353,649 and represented 0.3% of the Net Assets.

CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
Ser — Series
SOFR — Secured Overnight Financing Rate

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2025, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
Altera Infrastructure	2,800	12/5/2022	633,990	28,000
Beasley Broadcast Group, Inc., Class A	1,042	10/10/2024	11	3,720
New Insights Holdings	10,040	7/15/2025	315,135	203,310
PSS Industrial Offering, Class A	1,353	5/23/2022	77,451	91,852
PSS Industrial Offering, Class B	351	12/23/2019	527,705	23,856
PVKG Investment Holdings	445	6/4/2024	137,213	1,780
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,496	226
			$2,323,018	$353,649

MES-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%

	Shares	Value
Communication Services — 1.1%
Nexstar Media Group, Cl A	578	$99,965

Consumer Discretionary — 8.7%
Bright Horizons Family Solutions *	1,020	126,062
First Watch Restaurant Group *	5,922	94,989
Kontoor Brands	2,004	132,204
Levi Strauss, Cl A	6,354	117,486
Meritage Homes	1,420	95,097
Ollie's Bargain Outlet Holdings *	1,035	136,392
YETI Holdings *	2,972	93,677
		795,907
Consumer Staples — 3.9%
elf Beauty *	797	99,179
Inter Parfums	808	106,098
Lancaster Colony	534	92,259
Sprouts Farmers Market *	370	60,917
		358,453
Energy — 3.8%
Antero Resources *	2,315	93,248
Atlas Energy Solutions, Cl A	4,563	61,007
Matador Resources	1,873	89,380
TechnipFMC PLC	3,114	107,246
		350,881
Financials — 16.0%
Atlantic Union Bankshares	2,953	92,370
Banner	1,440	92,376
Blackstone Mortgage Trust, Cl A ‡	6,406	123,316
Dynex Capital ‡	8,077	98,701
Hancock Whitney	1,837	105,444
Lazard, Cl A	1,943	93,225
OceanFirst Financial	5,322	93,720
Piper Sandler	366	101,726
Selective Insurance Group	1,386	120,097
Simmons First National, Cl A	5,309	100,659
SouthState	1,149	105,742
Synovus Financial	2,205	114,109
Texas Capital Bancshares *	1,473	116,956

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials — continued
Zions Bancorp	2,234	$116,034
		1,474,475
Health Care — 16.5%
ADMA Biologics *	7,588	138,177
Alkermes *	4,360	124,740
Alphatec Holdings *	12,438	138,062
Avantor *	8,373	112,700
Axsome Therapeutics *	1,300	135,707
Bruker	2,729	112,435
Catalyst Pharmaceuticals *	4,743	102,923
Globus Medical, Cl A *	2,204	130,080
Haemonetics *	1,906	142,207
Halozyme Therapeutics *	2,638	137,229
ICU Medical *	847	111,931
Stevanato Group	5,464	133,485
		1,519,676
Industrials — 16.6%
ACV Auctions, Cl A *	4,323	70,119
Air Lease, Cl A	2,368	138,504
Alaska Air Group *	1,675	82,879
Allegiant Travel	849	46,653
CACI International, Cl A *	239	113,931
Enerpac Tool Group, Cl A	2,007	81,404
Fluor *	3,119	159,911
Gates Industrial PLC *	6,023	138,710
Hayward Holdings *	7,846	108,275
Helios Technologies	2,823	94,203
ITT	669	104,919
John Bean Technologies	776	93,322
Korn Ferry	1,357	99,509
Mercury Systems *	2,529	136,212
WNS Holdings *	857	54,197
		1,522,748
Information Technology — 12.3%
ACI Worldwide *	2,725	125,105
Advanced Energy Industries	1,131	149,858
BlackLine *	2,017	114,203
Itron *	770	101,355
Kyndryl Holdings *	4,120	172,875

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology — continued
Littelfuse	413	$93,639
Lumentum Holdings *	976	92,779
Rambus *	2,603	166,644
Semtech *	2,503	112,985
		1,129,443
Materials — 6.7%
Axalta Coating Systems *	2,854	84,735
Coeur Mining *	19,854	175,906
Mosaic	3,456	126,075
O-I Glass, Cl I *	8,867	130,700
TriMas	3,327	95,186
		612,602
Real Estate — 6.7%
Independence Realty Trust ‡	6,303	111,500
Kilroy Realty ‡	2,929	100,494
National Health Investors ‡	1,690	118,503
Plymouth Industrial ‡	5,300	85,118
PotlatchDeltic ‡	2,903	111,388
STAG Industrial ‡	2,454	89,031
		616,034
Utilities — 2.1%
Northwest Natural Holding	3,114	123,688
Northwestern Energy Group	1,420	72,846
		196,534
TOTAL COMMON STOCK
(Cost $7,771,597)		8,676,718

EXCHANGE-TRADED FUNDS — 1.9%

EQUITY FUNDS — 1.9%
iShares Russell 2000 ETF	215	46,395
SPDR S&P Biotech ETF	1,579	130,946

TOTAL EXCHANGE-TRADED FUNDS
(Cost $170,405)		177,341

TOTAL INVESTMENTS — 96.3%
(Cost $7,942,002)		$8,854,059

Percentages are based on Net Assets of $9,195,104.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE SMALL COMPANY EQUITY FUND
JUNE 30, 2025 (Unaudited)

‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor's Depositary Receipts

MES-QH-001-1300